REINSURANCE - Additional Information (Details)	6 Months Ended	12 Months Ended			30 Months Ended
	Jun. 30, 2006 USD ($)	Dec. 31, 2021 item	Dec. 31, 2016 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)
REINSURANCE
Percentage of the face value of life insurance in-force reinsured		22.00%
Single insured life
REINSURANCE
Amount of insurance retained - certain newly issued traditional life products | $	$ 500,000		$ 5,000,000	$ 2,000,000	$ 1,000,000
Concentrated credit risk
REINSURANCE
Percentage of the face value of life insurance in-force reinsured		10.00%
Life insurance in-force reinsured, concentrated number of reinsurers | item		3